UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital Group Emerging Markets Total Opportunities Fund

Schedule of Investments

January 31, 2014 (unaudited)

Equity securities	Shares	Value
		(000)
Asia-Pacific — 31.9%
China — 8.5%
Anhui Conch Cement Co. Ltd. (Hong Kong)	504,000	$1,934

Bank of China Ltd. (Hong Kong)	8,552,511	3,599

Baoxin Auto Group Ltd. (Hong Kong)	3,604,500	3,013

Beijing Enterprises Holdings Ltd. (Hong Kong)	421,000	3,586

Boer Power Holdings Ltd. (Hong Kong)	2,444,000	2,528

China High Speed Transmission Equipment Group Co., Ltd. (Hong Kong)[1]	3,464,000	2,102

China Overseas Grand Oceans Group, Ltd. (Hong Kong)	1,499,000	1,211

China Pacific Insurance (Group) Co., Ltd. (Hong Kong)	410,600	1,478

China Power International Development Ltd. (Hong Kong)	282,000	95

China Resources Land Ltd. (Hong Kong)	284,000	673

CSR Corp. Ltd. (Hong Kong)	1,890,000	1,388

First Tractor Co. Ltd. (Hong Kong)	1,594,000	1,052

Haitian International Holdings Ltd. (Hong Kong)	1,295,000	2,803

Honghua Group Ltd. (Hong Kong)	3,720,000	1,059

Industrial & Commercial Bank of China Ltd. (Hong Kong)	1,057,000	650

Lenovo Group Ltd. (Hong Kong)	3,070,000	3,963

Minth Group Ltd. (Hong Kong)	1,264,000	2,444

Nine Dragons Paper (Holdings) Ltd. (Hong Kong)	2,055,000	1,771

Zhongsheng Group Holdings Ltd. (Hong Kong)	805,000	1,179

Zhuzhou CSR Times Electric Co., Ltd. (Hong Kong)	1,091,000	3,411

		39,939

Hong Kong — 4.0%
AIA Group Ltd.	637,200	2,954

Chow Sang Sang Holdings International Ltd.	1,488,000	4,007

Hilong Holding Ltd.	5,392,000	4,148

HKT Trust, units	4,538,000	4,360

Melco Crown Entertainment Ltd. (ADR)[1]	17,600	721

SJM Holdings Ltd.	665,000	2,093

Wynn Macau, Ltd.	168,400	725

		19,008

India — 2.9%
Bharti Airtel Ltd.	1,154,567	5,805

DLF Ltd.	283,000	621

Glenmark Pharmaceuticals Ltd.	80,617	720

Jain Irrigation Systems Ltd.	393,324	397

Steel Authority of India Ltd.	2,319,209	2,375

Sun Pharmaceutical Industries Ltd.	56,750	533

Thermax Ltd.	174,837	1,768

United Spirits Ltd.	31,800	1,255

		13,474

Malaysia — 1.6%
Bumi Armada Bhd.	1,957,900	2,356

CIMB Group Holdings Bhd.	673,217	1,394

Genting Bhd.	824,700	2,571

IJM Corp. Bhd.	773,000	1,365

		7,686

Philippines — 0.4%
Ayala Land, Inc.	3,517,500	2,039

	Shares	Value
		(000)
Asia-Pacific (continued)
Singapore — 1.6%
DBS Group Holdings Ltd.	218,943	$2,837

KrisEnergy Ltd.[1]	780,000	408

Mapletree Greater China Commercial Trust	5,393,000	3,449

Singapore Telecommunications Ltd.	256,000	711

		7,405

South Korea — 4.5%
Daum Communications Corp.[1]	3,000	224

Hyundai Engineering & Construction Co., Ltd.[1]	9,900	539

Hyundai Mobis Co., Ltd.[1]	13,703	3,952

Hyundai Motor Co.	22,900	5,014

Korea Electric Power Corp.[1]	20,750	677

OCI Co. Ltd.[1]	23,471	4,155

Orion Corp.[1]	2,530	2,059

Samsung Electronics Co. Ltd.	3,257	3,879

SK Telecom Co., Ltd.	2,580	520

		21,019

Taiwan — 6.6%
AirTAC International Group	309,290	2,812

ASUSTeK Computer Inc.	421,820	3,936

CTCI Corp.	1,379,000	1,882

Delta Electronics, Inc.	825,000	4,538

MediaTek Inc.	486,000	6,411

Taiwan Cement Corp.	2,724,000	3,991

Taiwan Semiconductor Manufacturing Co. Ltd.	2,027,000	6,999

Yungtay Engineering Co., Ltd.	111,000	305

		30,874

Thailand — 1.8%
Advanced Info Service PCL	213,700	1,353

Bangkok Bank PCL, nonvoting depository receipt	1,085,000	5,637

Shin Corp. PCL	579,800	1,238

		8,228

Latin America — 5.0%
Brazil — 2.4%
Banco Bradesco SA, preferred nominative (ADR)	48,230	508

BRF SA, ordinary nominative	16,400	294
BRF SA, ordinary nominative (ADR)	34,100	603

Gerdau SA (ADR)	314,500	2,217

Hypermarcas SA, ordinary nominative	423,100	2,674

Itau Unibanco Holding SA, preferred nominative (ADR)	124,200	1,520

Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	121,800	1,413

Oi SA, ordinary nominative	75,000	143
Oi SA, ordinary nominative (ADR)	2,680	5
Oi SA, preferred nominative (ADR)	116,622	199

TIM Participacoes SA, ordinary nominative	121,200	635

Usinas Siderugicas de Minas Gerais SA - USIMINAS, Class A, preferred nominative[1]	197,200	972

		11,183

Chile — 0.6%
Enersis SA (ADR)	94,700	1,257

Inversiones La Construccion SA	98,000	1,165

Ripley Corp SA	726,000	409

		2,831

Equity securities	Shares	Value
		(000)
Latin America (continued)
Mexico — 2.0%
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[1]	369,953	$4,576

Fibra Uno Administracion, SAB de CV	210,000	678

Grupo Comercial Chedraui, SAB de CV, Class B	141,100	418

Grupo Sanborns, SAB de CV, Series B1	821,600	1,492

Impulsora del Desarrollo y el Empleo en América Latina, SAB de CV, Series B1[1]	1,004,300	2,267

		9,431

Eastern Europe and Middle East — 4.0%
France — 0.5%
Casino, Guichard-Perrachon SA	23,294	2,405

Greece — 0.5%
Jumbo SA1	38,975	662

Titan Cement Co. SA1	62,226	1,670

		2,332

Oman — 0.3%
bank muscat (SAOG)	936,576	1,599

Russia — 2.0%
OJSC Gazprom (ADR)	223,978	1,850

OJSC Mining and Metallurgical Co. Norilsk Nickel (ADR)	118,000	1,798

OJSC Moscow Exchange MICEX-RTS	218,505	384

Sberbank of Russia	1,064,264	2,869
Sberbank of Russia (GDR)[2]	145,436	1,573

Yandex NV, Class A1	24,400	897

		9,371

Turkey — 0.1%
Türk Telekomünikasyon AS, Class D	96,627	239

United Arab Emirates — 0.6%
DP World Ltd.	162,452	2,957

Other Markets — 11.5%
Australia — 0.4%
Oil Search Ltd.	253,210	1,780

Austria — 0.4%
Vienna Insurance Group	41,079	1,950

Canada — 1.4%
Centerra Gold Inc.	182,000	704

First Quantum Minerals Ltd.	322,300	5,768

		6,472

Italy — 0.6%
Tenaris SA (ADR)	60,943	2,711

Netherlands — 1.8%
Fugro NV	71,346	3,735

Unilever NV, depository receipts	124,610	4,656

		8,391

United Kingdom — 4.7%
Anglo American PLC	43,700	1,032

Glencore Xstrata PLC[1]	219,100	1,161

Global Ports Investments PLC (GDR)	111,647	1,419

Imperial Tobacco Group PLC	20,046	732

Inchcape PLC	404,900	3,894

	Shares	Value
		(000)
Other Markets (continued)
United Kingdom (continued)
Mondi PLC	46,058	$699

Ophir Energy PLC[1]	510,383	2,344

SABMiller PLC	84,400	3,802

Standard Chartered PLC	300,357	6,183

Unilever PLC	28,600	1,100

		22,366

United States of America — 2.2%
Arcos Dorados Holdings Inc., Class A	455,000	4,031

Cobalt International Energy, Inc.[1]	96,800	1,585

Ensco PLC, Class A	95,000	4,785

		10,401

Miscellaneous — 4.6%
Equity securities in initial period of acquisition		21,329

Total equity securities (cost: $258,902,000)		267,420

Bonds & notes	Principal
	amount
	(000)
Latin America — 15.8%
Brazil — 6.1%
Banco Votorantim SA 6.25% May 16, 2016[3]	BRL 1,000	458

Brazil (Federal Republic of) Global:
4.875% January 22, 2021	$1,700	1,788
10.25% January 10, 2028	BRL 1,961	776
Brazil Notas do Tesouro Nacional:
Series B, 6.00% May 15, 2015 - August 15, 2050[3]	21	18,746
Series F, 10.00% January 1, 2017 - January 1, 2021	1	2,109

Cosan Luxembourg SA 9.50% March 14, 2018	500	175

Marfrig Overseas Ltd.:
9.50% May 4, 2020	$105	101
9.50% May 4, 2020[2]	525	504

Odebrecht Drilling Norbe VIII/IX Ltd. 6.35% June 30, 2021[4]	248	254

Odebrecht Offshore Drilling Finance Ltd. 6.75% October 1, 2022[2,4]	3,574	3,654

		28,565

Chile — 2.2%
Banco Santander Chile:
2.239% February 14, 2014[2,5]	2,450	2,450
2.117% June 7, 2018[2,5]	1,200	1,205

Chilean Government:
3.00% March 1, 2018 - March 1, 2023[3]	CLP 123,000	5,519

Emgesa SA ESP 8.75% January 25, 2021	COP 1,770,000	914

		10,088

Colombia — 0.5%
Colombia (Republic of):
Series B, 5.00% November 21, 2018	1,280,000	610
Series B, 7.00% May 4, 2022	1,120,000	553
Series B, 6.00% April 28, 2028	1,310,000	565

Transportadora de Gas Internacional 5.70% March 20, 2022[2]	$400	413

		2,141

Mexico — 5.3%
BBVA Bancomer SA 6.50% March 10, 2021	670	723

CEMEX SA 9.25% May 12, 2020	500	543

Bonds & notes	Principal
	amount	Value
	(000)	(000)

Latin America (continued)
Mexico (continued)
Petroleos Mexicanos 6.375% January 23, 2045[2]	$850	$854

United Mexican States Government:
Series MI10, 9.50% December 18, 2014	MXN 29	224
Series M10, 7.75% December 14, 2017	82	676
2.50% December 10, 2020[3]	80	605
Series M, 6.50% June 10, 2021	299	2,278
Series M20, 10.00% December 5, 2024	724	6,810
Series M30, 10.00% November 20, 2036	25	233
4.00% November 15, 2040[3]	1,252	9,386
United Mexican States Government Global:
Series A, 6.05% January 11, 2040	$1,280	1,364
5.55% January 21, 2045	390	386

Urbi Desarrollos Urbanos SAB de CV:
8.50% April 19, 2016[6]	1,425	192
8.50% April 19, 2016[2,6]	560	76
9.50% January 21, 2020[6]	2,400	324
9.50% January 21, 2020[2,6]	230	31
9.75% February 3, 2022[6]	990	134
9.75% February 3, 2022[2,6]	1,655	223

		25,062

Panama — 0.1%
ENA Norte Trust:
4.95% April 25, 2023[4]	342	334
4.95% April 25, 2023[2,4]	234	229

		563

Peru — 1.0%
Banco de Credito del Peru:
4.75% March 16, 2016	465	492
6.875% September 16, 2026	1,300	1,365

Peru (Republic of) 5.20% September 12, 2023	PEN 200	660

Transportadora de Gas Peru SA:
4.25% April 30, 2028[4]	$ 430	374
4.25% April 30, 2028[2,4]	2,115	1,840

		4,731

Uruguay — 0.1%
Uruguay (Republic of) 4.375% December 15, 2028[3,4]	UYU 13,678	603

Venezuela — 0.5%
Venezuela (Republic of) 9.25% September 15, 2027	$3,820	2,540

Eastern Europe and Middle East — 7.4%
Croatia — 0.5%
Croatian Government:
5.50% April 4, 2023	200	191
5.50% April 4, 2023[2]	1,175	1,125
6.00% January 26, 2024[2]	900	879

		2,195

Greece — 3.2%
Greek Government:
2.00% February 24, 2023 - February 24, 2042	EUR 20,420	15,235

	Principal
	amount	Value
	(000)	(000)

Eastern Europe and Middle East (continued)
Hungary — 0.9%
Hungarian Government:
4.125% February 19, 2018	$180	$180
6.25% January 29, 2020	555	596
5.75% November 22, 2023	3,340	3,311

		4,087

Poland — 0.2%
Poland Government Bond 4.00% October 25, 2023	PLN 3,531	1,060

Russia — 1.9%
Brunswick Rail Finance Ltd.:
6.50% November 1, 2017	$400	404
6.50% November 1, 2017[2]	500	505

Gazprom OAO Via Gaz 4.95% July 19, 2022	250	238

Gazprom OJSC 4.95% July 19, 2022[2]	270	257

OJSC AK Transneft 5.67% March 5, 2014	495	497

Russian Federal Bond - OFZ 7.05% January 19, 2028	RUB 93,000	2,382

RZD Capital Ltd. 8.30% April 2, 2019	145,300	3,976

Sberbank of Russia 5.717% June 16, 2021	$600	620

		8,879

Slovenia — 0.6%
Slovenia (Republic of) 5.50% October 26, 2022	2,995	3,006

United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC (TAQA) 4.125% March 13, 2017	300	318

Asia-Pacific — 3.5%
China — 0.9%
CNOOC Finance 2013 Ltd.:
1.75% May 9, 2018	400	395
3.00% May 9, 2023	2,050	1,826

Longfor Properties Co. Ltd. 9.50% April 7, 2016	1,300	1,371

Renhe Commercial Holdings Co. Ltd.:
11.75% May 18, 2015	525	381
13.00% March 10, 2016	550	377

		4,350

India — 0.6%
India Government Bond 9.15% November 14, 2024	INR 180,000	2,866

Indonesia — 0.3%
Indonesia (Republic of):
7.875% April 15, 2019	IDR 2,630,000	212
5.875% March 13, 2020	$520	551
3.75% April 25, 2022	800	728

		1,491

Philippines — 1.5%
Philippines (Republic of):
4.95% January 15, 2021	PHP 148,000	$3,453
Series 1054, 6.375% January 19, 2022	105,731	2,682
6.25% January 14, 2036	38,000	859

		6,994

Bonds & notes	Principal
	amount	Value
	(000)	(000)

Asia-Pacific (continued)
South Korea — 0.2%
Export-Import Bank of Korea 1.094% September 17, 2016[5]	$620	$623

Africa — 1.6%
Nigeria — 0.4%
Nigerian Government Bond 10.00% July 23, 2030	NGN 432,800	2,047

South Africa — 1.2%
South Africa (Republic of):
Series R-2023, 7.75% February 28, 2023	ZAR 42,000	3,549
Series R-186, 10.50% December 21, 2026	11,000	1,107
Series R-209, 6.25% March 31, 2036	3,917	252
Series R-214, 6.50% February 28, 2041	7,000	451

		5,359

Other Markets — 4.2%
Canada — 0.3%
Inmet Mining Corp.:
8.75% June 1, 2020	$220	251
7.50% June 1, 2021[2]	955	1,075

		1,326

Jamaica — 1.2%
Digicel Group Ltd.:
8.25% September 30, 2020	600	627
8.25% September 30, 2020[2]	3,750	3,919
6.00% April 15, 2021	1,000	972

		5,518

Portugal — 1.7%
Portuguese Government:
3.85% April 15, 2021	EUR 970	1,253
4.95% October 25, 2023	1,160	1,580
5.65% February 15, 2024	560	795
4.10% April 15, 2037	4,000	4,412

		8,040
Sweden — 0.1%
Millicom International Cellular SA 6.625% October 15, 2021[2]	$750	759

Switzerland — 0.2%
Transocean Inc. 6.375% December 15, 2021	950	1,062

United Kingdom — 0.1%
SABMiller Holdings Inc. 1.85% January 15, 2015[2]	400	405

United States of America — 0.6%
Arcos Dorados Holdings Inc. 10.25% July 13, 2016[2]	BRL 2,600	1,002
Trilogy International Partners, LLC 10.25% August 15, 2016[2]	$1,700	1,725

		2,727

Miscellaneous — 0.4%
Bonds & notes in initial period of acquisition		1,888

Total bonds & notes (cost: $173,063,000)		154,528

Short-term securities	Principal
	amount	Value
	(000)	(000)

Commercial Paper — 7.2%
Caisse d'Amortissement de la Dette Sociale 0.10% due 2/3/14[2]	$2,800	$2,800
Electricite de France 0.13%-0.14% due 4/8/14[2]	10,900	10,895
General Electric Co. 0.05% due 2/3/14	9,100	9,100
Mizuho Funding LLC 0.20% due 2/7/14[2]	4,200	4,200
Societe General North America 0.25% due 2/4/14	5,000	5,000
Sumitomo Mitsui Banking Corp. 0.15% due 2/3/14[2]	1,800	1,800
		33,795

Discount Notes — 2.0%
Federal National Mortgage Association 0.14% due 9/2/14	5,000	4,997
International Bank 0.10% due 3/10/14	4,200	4,200
		9,197

Total short-term securities (cost: $42,992,000)		42,992

Total investment securities (cost: $474,957,000)		464,940
Other assets less liabilities (including forward currency contracts)		4,305
Net assets		$469,245

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933 (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securities laws). May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,398,000, which represented 9.46% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government retail price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically.
[6]	Scheduled interest and/or principal payment was not received.

Securities:
ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipts

Currency:
BRL	—	Brazilian real
CLP	—	Chilean peso
COP	—	Colombian peso
EUR	—	Euro
IDR	—	Indonesian rupiah
INR	—	Indian rupee
MXN	—	Mexican peso
NGN	—	Nigerian naira
PEN	—	Peruvian nuevo sol
PHP	—	Philippine peso
PLN	—	Polish zloty
RUB	—	Russian ruble
UYU	—	Uruguayan peso
ZAR	—	South African rand

Valuation

The fund’s investments are valued at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs - The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When deemed appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board of trustees and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to internal reviews including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications - The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2014 (dollars in thousands):

	Investment securities
	Level 1	Level 2[1]	Level 3	Total
Assets:
Equity securities:
Asia-Pacific	$ 149,672	$ –	$ –	$ 149,672
Latin America	23,445	–	–	23,445
Other markets	72,974	–	–	72,974
Bonds & notes
Latin America	–	74,293	–	74,293
Eastern Europe and Middle East	–	34,780	–	34,780
Other markets	–	43,567	–	43,567
Miscellaneous	21,329	1,888	–	23,217
Short-term securities	–	42,992	–	42,992
Total	$ 267,420	$ 197,520	$ –	$ 464,940

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$ –	$ 899	$ –	$ 899
Liabilities:
Unrealized depreciation on open forward currency contracts	–	(60)	–	(60)
Total	$ –	$ 839	$ –	$ 839

[1] Level 2 includes investment securities with an aggregate value of $603,000, which represented 0.13% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of trustees.

[2] Forward currency contracts are not included in the investment portfolio.

Forward currency contracts

The fund has entered into over-the-counter (“OTC”) forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. Forward currency contracts are used to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

The fund has entered into OTC forwards contracts as shown in the following table. The average month-end notional amount of open OTC forwards contracts while held was $116,458,000 over the prior 12-month period.

		Notional amount (000)		U.S. valuation (000)
	Counterparty	Non-U.S.	U.S.	Amount	Unrealized appreciation/ (depreciation)
Sales:
Australian dollar to U.S. dollar expiring 2/12/2014	Credit Suisse First Boston	AUD579	$ 519	$ 506	$ 13
Brazilian real to U.S. dollar expiring 2/18/2014	Bank of America	BRL11,648	4,903	4,809	94
Brazilian real to U.S. dollar expiring 2/27/2014	UBS AG	BRL2,059	846	848	(2)
Brazilian real to U.S. dollar expiring 2/28 -3/10/2014	Credit Suisse First Boston	BRL10,214	4,190	4,197	(7)
Brazilian real to U.S. dollar expiring 3/10/2014	Citibank N.A.	BRL1,371	563	563	– *
British pound to U.S. dollar expiring 2/7/2014	Citibank N.A.	GBP2,220	3,645	3,650	(5)
British pound to U.S. dollar expiring 2/10 -2/14/2014	Bank of New York Mellon	GBP4,708	7,720	7,739	(19)
British pound to U.S. dollar expiring 2/10/2014	Citibank N.A.	GBP543	893	893	– *
British pound to U.S. dollar expiring 2/14/2014	UBS AG	GBP1,057	1,732	1,738	(6)
British pound to U.S. dollar expiring 2/21/2014	Bank of America	GBP1,273	2,080	2,093	(13)
British pound to U.S. dollar expiring 4/7/2014	JPMorgan Chase	GBP445	730	731	(1)
Canadian dollar to U.S. dollar expiring 2/21/2014	Credit Suisse First Boston	CAD1,426	1,301	1,280	21
Canadian dollar to U.S. dollar expiring 2/28/2014	Bank of New York Mellon	CAD532	476	477	(1)
Chilean peso to U.S. dollar expiring 3/10/2014	UBS AG	CLP932,566	1,673	1,673	– *
Colombian peso to U.S. dollar expiring 2/10 - 4/8/2014	Bank of America	COP922,344	474	457	17
Colombian peso to U.S. dollar expiring 2/10/2014	UBS AG	COP475,032	245	235	10
Euro to U.S. dollar expiring 2/7 -3/10/2014	Bank of New York Mellon	EUR15,251	20,644	20,569	75
Euro to U.S. dollar expiring 2/10 -3/10/2014	Citibank N.A.	EUR9,450	12,786	12,745	41
Euro to U.S. dollar expiring 2/21/2014	Bank of America	EUR1,238	1,684	1,669	15
Euro to U.S. dollar expiring 4/7/2014	JPMorgan Chase	EUR426	581	575	6
Malaysian ringgit to U.S. dollar expiring 2/10 -4/7/2014	Bank of America	MYR6,876	2,091	2,054	37
Malaysian ringgit to U.S. dollar expiring 2/10/2014	UBS AG	MYR406	124	122	2
Mexican peso to U.S. dollar expiring 2/7 -2/10/2014	UBS AG	MXN80,962	6,170	6,052	118
Mexican peso to U.S. dollar expiring 2/21/2014	Bank of America	MXN2,692	202	201	1
Mexican peso to U.S. dollar expiring 2/21/2014	Citibank N.A.	MXN4,443	333	332	1
Mexican peso to U.S. dollar expiring 4/7/2014	Bank of New York Mellon	MXN14,561	1,104	1,083	21
Philippine peso to U.S. dollar expiring 2/27/2014	UBS AG	PHP10,096	221	222	(1)
Philippine peso to U.S. dollar expiring 4/7/2014	Citibank N.A.	PHP9,815	220	217	3
Polish zloty to U.S. dollar expiring 2/7 -2/10/2014	Citibank N.A.	PLN1,652	539	524	15
Polish zloty to U.S. dollar expiring 2/7/2014	JPMorgan Chase	PLN791	259	251	8
Russian ruble to U.S. dollar expiring 2/10/2014	Citibank N.A.	RUB128,825	3,860	3,659	201
Russian ruble to U.S. dollar expiring 2/10/2014	UBS AG	RUB3,273	98	93	5
Singapore dollar to U.S. dollar expiring 2/7/2014	Credit Suisse First Boston	SGD487	385	382	3
Singapore dollar to U.S. dollar expiring 2/10 - 2/14/2014	Bank of America	SGD3,183	2,513	2,493	20
South African rand to U.S. dollar expiring 2/7/2014	UBS AG	ZAR20,689	1,941	1,861	80
South African rand to U.S. dollar expiring 2/10/2014	Citibank N.A.	ZAR10,829	1,011	974	37
South Korean won to U.S. dollar expiring 2/10 -2/24/2014	Citibank N.A.	KRW15,158,032	14,202	14,153	49
South Korean won to U.S. dollar expiring 2/27/2014	UBS AG	KRW588,333	545	549	(4)
South Korean won to U.S. dollar expiring 3/10/2014	Bank of America	KRW532,405	498	496	2
Thai baht to U.S. dollar expiring 2/10/2014	Citibank N.A.	THB4,976	150	151	(1)
Turkish lira to U.S. dollar expiring 2/10/2014	Citibank N.A.	TRY281	128	124	4
Forward currency contracts — net					$ 839

* Amount less than one thousand.

Federal income tax information

(dollars in thousands)
Gross unrealized appreciation on investment securities	$35,155
Gross unrealized depreciation on investment securities	(46,485)
Net unrealized depreciation on investment securities	(11,330)
Cost of investment securities for federal income tax purposes	476,270

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Emerging Markets Total Opportunities Fund. This and other important information is contained in the prospectus, which can be obtained from Capital or your relationship manager and should be read carefully before investing.

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 31, 2014

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: March 31, 2014